VANECK HEALTHCARE TRUSECTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.9%
Health Care Equipment & Services : 34.8%
Abbott Laboratories 253 $ 22,957
Align Technology, Inc. * 10 1,687
Baxter International, Inc. 75 1,599
Becton Dickinson & Co. 40 6,053
Boston Scientific Corp. * 216 9,219
Cardinal Health, Inc. 34 8,077
Cencora, Inc. 28 7,923
Centene Corp. * 68 4,365
Cigna Group 38 10,476
Contra Hologic Incorpo  22 0
Cooper Cos, Inc. * 28 2,008
CVS Health Corp. 186 19,243
DaVita, Inc. * 5 1,112
Dexcom, Inc. * 56 3,772
Edwards Lifesciences Corp. * 84 7,599
Elevance Health, Inc. 32 12,375
GE HealthCare Technologies,
Inc. 66 4,225
HCA Healthcare, Inc. 23 8,967
Henry Schein, Inc. * 14 1,169
Humana, Inc. 17 6,753
IDEXX Laboratories, Inc. * 11 5,791
Insulet Corp. * 10 1,523
Intuitive Surgical, Inc. * 52 20,679
Labcorp Holdings, Inc. 12 3,360
McKesson Corp. 17 12,845
Medtronic PLC 187 14,629
Quest Diagnostics, Inc. 16 3,391
ResMed, Inc. 21 4,092
Solventum Corp. * 21 1,620
STERIS PLC 14 2,948
Stryker Corp. 50 15,742
UnitedHealth Group, Inc. 132 54,863
Universal Health Services, Inc. 8 1,190
Number
of Shares Value
Health Care Equipment & Services
(continued)
Veeva Systems, Inc. * 22 $ 3,904
Zimmer Biomet Holdings, Inc. 28 2,411
288,567
Pharmaceuticals, Biotechnology & Life
Sciences : 65.1%
AbbVie, Inc. 257 64,671
Agilent Technologies, Inc. 41 5,446
Amgen, Inc. 78 28,245
Biogen, Inc. * 21 4,537
Bio-Techne Corp. 23 1,625
Bristol-Myers Squibb Co. 297 17,113
Charles River Laboratories
International, Inc. * 7 1,588
Danaher Corp. 92 17,524
Eli Lilly & Co. 115 137,933
Gilead Sciences, Inc. 181 22,868
Incyte Corp. * 24 2,721
IQVIA Holdings, Inc. * 24 4,637
Johnson & Johnson 350 88,890
Merck & Co., Inc. 359 46,132
Mettler-Toledo International,
Inc. * 3 3,833
Moderna, Inc. * 51 3,572
Pfizer, Inc. 829 19,962
Regeneron Pharmaceuticals,
Inc. 15 9,353
Revvity, Inc. 16 1,780
Thermo Fisher Scientific, Inc. 54 27,073
Vertex Pharmaceuticals, Inc. * 37 18,379
Viatris, Inc. 169 2,684
Waters Corp. * 14 5,251
West Pharmaceutical Services,
Inc. 10 3,590
Zoetis, Inc. 61 4,383
543,790
Total Common Stocks
(Cost: $785,096) 832,357
Total Investments: 99.9%
(Cost: $785,096) 832,357
Other assets less liabilities: 0.1% 761
NET ASSETS: 100.0% $ 833,118
* Non-income producing

VANECK HEALTHCARE TRUSECTOR ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 832,357
Consumer, Non-cyclical $ 429,205 $ — $ — $ 429,205
Health Care Equipment &
Services 285,176 — — 285,176
Pharmaceuticals, Biotechnology
& Life Sciences 117,976 — — 117,976
Total Investments $ 832,357 $ — $ — $ 832,357